Prospectus Supplement* Dec. 27, 1999

AXP Blue Chip  Advantage Fund S-6025 M (3/99)
AXP Bond Fund S-6495 N (10/99)
AXP California  Tax-Exempt  Fund S-6328 N (8/99)
AXP Discovery  Fund S-6457 N (9/99)
AXP Diversified  Equity Income Fund S-6475 N (11/99)
AXP Emerging  Markets Fund S-6354 D (12/98)
AXP Equity  Select  Fund S-6426 N (1/99)
AXP Equity  Value Fund S-6382 G (5/99)
AXP Extra  Income Fund  S-6370 N (7/99)
AXP Federal  Income Fund S-6042 P (7/99)
AXP Global  Balanced  Fund S-6352 C (12/98)
AXP Global Bond Fund S-6309 M (12/98)
AXP Global  Growth Fund S-6334 M (12/98)
AXP Growth Fund S-6455 P (9/99)
AXP High Yield  Tax-Exempt Fund S-6430 N (1/99)
AXP Insured  Tax-Exempt Fund  S-6327 N (8/99)
AXP Intermediate  Tax-Exempt  Fund  S-6355 D (1/99)
AXP International Fund S-6140 M (12/98)
AXP Managed Allocation Fund S-6141 P (11/99)
AXP Massachusetts  Tax-Exempt Fund S-6328 N (8/99)
AXP Michigan  Tax-Exempt Fund S-6328 N (8/99)
AXP Minnesota  Tax-Exempt Fund S-6328 N (8/99)
AXP Mutual S-6326 P (11/99)
AXP New Dimensions  Fund S-6440 N (9/99)
AXP New York  Tax-Exempt Fund S-6328 N (8/99)
AXP Ohio  Tax-Exempt  Fund S-6328 N (8/99)
AXP Precious  Metals Fund  S-6142  N (5/99)
AXP Progressive  Fund  S-6449 N  (11/99)
AXP Research Opportunities  Fund S-6356 E (9/99)
AXP Selective Fund S-6376 P (7/99)
AXP Small Cap Advantage  Fund S-6427 A (4/99)
AXP Small Company Index Fund S-6357 E (3/99)
AXP Stock Fund S-6351 P (11/99)
AXP Strategy Aggressive Fund S-6381 G (5/99)
AXP Tax-Exempt Bond Fund S-6310 N (1/99)
AXP Utilities Income Fund S-6341 N (8/99)

The following information has been revised under the section titled "Waivers of the sales charge for Class A shares":

o    Purchases  made within 90 days of a sale of shares (up to the amount sold):

     - of American Express mutual funds in a qualified plan subject to a deferred sales charge

     - in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

The following information has been revised under the section titled "Selling Shares":

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number.This privilege may be limited or withdrawn at any time and may have tax consequences.

The  following   information   has  been  revised   under  the  section   titled
"Exchanging/Selling Shares":

You may make up to three exchanges (1 1/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with the pre-approval of the Fund.


S-6553 A(12/99)
*Valid until next prospectus update